Inventories	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Inventories
Note 19. Inventories

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Materials and spare parts	7,743	16,074	15,465
Crude oil stock (Note 6.2)	6,127	3,032	2,722

Total	13,870	19,106	18,187